Financial Instruments Risks - Concentration of Deposits (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
10 largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 550,858,950	$ 304,614,921
Percent of over total portfolio	15.14%	7.45%
50 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 392,517,039	$ 439,358,749
Percent of over total portfolio	10.79%	10.74%
100 following largest customers [member]
Concentration of deposits [line items]
Debt balance	$ 186,621,640	$ 166,445,085
Percent of over total portfolio	5.13%	4.07%
Rest of customers [member]
Concentration of deposits [line items]
Debt balance	$ 2,509,309,031	$ 3,180,893,681
Percent of over total portfolio	68.94%	77.74%
Total [member]
Concentration of deposits [line items]
Debt balance	$ 3,639,306,660	$ 4,091,312,436
Percent of over total portfolio	100.00%	100.00%